Condensed Balance Sheets (Unaudited) - USD ($) $ in Thousands		Jun. 30, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents		$ 544	$ 941
Restricted cash		6	6
Other current assets		14	25
Total current assets		564	972
Property and equipment, net	[1]
Other non-current assets		274	192
Total assets		838	1,164
Current liabilities:
Trade payables		13
Other accounts payable		62	166
August and December 2019 Convertible notes		1,452	1,032
Convertible notes		5,342	5,141
Total current liabilities		6,869	6,339
Non-current liabilities:
Derivative warrant liability		1,512	447
Total non-current liabilities		1,512	447
Temporary equity:
Convertible preferred shares, NIS 0.03 par value; Authorized: 18,300,000 shares; Issued and outstanding: 2,954,267 shares; Aggregate liquidation preference of $15,846 and $15,250 as of June 30, 2020 and December 31, 2019, respectively		6,621	6,621
Shareholders’ deficit:
Ordinary shares, NIS 0.03 par value; Authorized: 4,700,000 shares; Issued and outstanding: 576,556 shares;		5	5
Additional paid-in capital		222	180
Accumulated deficit		(14,391)	(12,428)
Total shareholders’ deficit		(14,164)	(12,243)
Total liabilities, temporary equity and shareholders’ deficit		$ 838	$ 1,164

[1]	Represents amount less than $1